Components of Inventory (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Inventory [Line Items]
Raw materials	$ 101,080	$ 76,381	$ 85,711
Work in process	385,571	446,538	394,540
Finished goods	46,504	106,625	221,791
Reserve for obsolescence	(120,000)	(101,535)	133,000
Inventories, net	$ 413,155	$ 528,009	$ 569,042